Data Integrity Summary
Run Date - 9/21/2024 12:13:17 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	57	1,040	5.48%	1,040
City	7	1,040	0.67%	1,040
State	7	1,040	0.67%	1,040
Zip	7	1,040	0.67%	1,040
Note Date	9	1,040	0.87%	1,040
Original Loan Amount	9	1,040	0.87%	1,040
First Payment Date	9	1,040	0.87%	1,040
Maturity Date	8	1,040	0.77%	1,040
Original Interest Rate	16	1,040	1.54%	1,040
Original P&I	44	1,040	4.23%	1,040
Amortization Type	50	1,040	4.81%	1,040
Property Type	215	1,040	20.67%	1,040
Interest Only	0	1,040	0.00%	1,040
Occupancy	65	1,040	6.25%	1,040
Purpose	50	1,040	4.81%	1,040
Doc Type	206	642	32.09%	1,040
Appraised Value	296	1,035	28.60%	1,040
# of Units	127	1,040	12.21%	1,040
Original CLTV	5	926	0.54%	1,040
Original LTV	290	1,038	27.94%	1,040
Creditor Application Date	174	1,034	16.83%	1,040
Investor: Qualifying Total Debt Ratio	20	812	2.46%	1,040
Margin	42	74	56.76%	1,040
Interest Rate Change Frequency	40	74	54.05%	1,040
Interest Rate Life Max	51	74	68.92%	1,040
Interest Rate Periodic Cap	46	74	62.16%	1,040
Interest Rate Initial Cap	49	73	67.12%	1,040
Interest Rate Life Floor	57	60	95.00%	1,040
Interest Only Period	2	10	20.00%	1,040
Payment Change Frequency	14	16	87.50%	1,040
PMI Company	139	245	56.73%	1,040
PMI Coverage %	232	361	64.27%	1,040
Borrower Qualifying FICO	51	281	18.15%	1,040
Total	2,394	23,469	10.20%	1,040